Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000720064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Sep. 30, 2019
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Y | BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DCAYX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class I | BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DCMIX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class A | BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DCAAX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class C | BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DCACX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Z | BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DRCAX
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus:
Trading Symbol	DITEX
BNY Mellon Equity Income Fund | Class Y | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DQIYX
BNY Mellon Equity Income Fund | Class I | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DQIRX
BNY Mellon Equity Income Fund | Class C | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DQICX
BNY Mellon Equity Income Fund | Class A | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DQIAX
BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc.
Prospectus:
Trading Symbol	DRNYX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Y | BNY Mellon Sustainable U.S. Equity Fund, Inc.
Prospectus:
Trading Symbol	DTCYX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class Z | BNY Mellon Sustainable U.S. Equity Fund, Inc.
Prospectus:
Trading Symbol	DRTHX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class I | BNY Mellon Sustainable U.S. Equity Fund, Inc.
Prospectus:
Trading Symbol	DRTCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class C | BNY Mellon Sustainable U.S. Equity Fund, Inc.
Prospectus:
Trading Symbol	DTCCX
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Class A | BNY Mellon Sustainable U.S. Equity Fund, Inc.
Prospectus:
Trading Symbol	DTCAX
BNY Mellon Emerging Markets Securities Fund | Class Y | BNY Mellon International Securities Funds, Inc.
Prospectus:
Trading Symbol	DYPEX
BNY Mellon Emerging Markets Securities Fund | Class I | BNY Mellon International Securities Funds, Inc.
Prospectus:
Trading Symbol	DRPEX
BNY Mellon Emerging Markets Securities Fund | Class C | BNY Mellon International Securities Funds, Inc.
Prospectus:
Trading Symbol	DCPEX
BNY Mellon Emerging Markets Securities Fund | Class A | BNY Mellon International Securities Funds, Inc.
Prospectus:
Trading Symbol	DRFMX
BNY Mellon Select Managers Small Cap Growth Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DSGYX
BNY Mellon Select Managers Small Cap Growth Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DSGIX
BNY Mellon Select Managers Small Cap Growth Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DSGCX
BNY Mellon Select Managers Small Cap Growth Fund | Class A | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DSGAX